SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.71%
Belgium — 3.23%
277,773	Anheuser-Busch InBev NV	$16,126,319

Denmark — 3.64%
126,899	Novo Nordisk A/S, Class B	18,157,327

France — 3.71%
87,924	Safran SA	18,530,723

Hong Kong — 2.70%
1,989,224	AIA Group Ltd.	13,458,592

India — 1.95%
676,883	ICICI Bank Ltd.	9,742,649

Ireland — 0.22%
13,214	Kerry Group Plc, Class A	1,070,851

Japan — 1.57%
202,898	MISUMI Group, Inc.	3,481,923
272,600	Mitsubishi Electric Corp.	4,368,448
		7,850,371
Luxembourg — 0.70%
69,666	Eurofins Scientific SE	3,488,102

Norway — 1.86%
323,819	Equinor ASA	9,275,413

Switzerland — 2.78%
250,281	ABB Ltd.	13,878,312

Taiwan — 4.99%
143,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,906,973

United Kingdom — 9.19%
70,869	Croda International Plc	3,525,667
138,949	InterContinental Hotels Group Plc	14,600,261
2,226,194	Legal & General Group Plc	6,374,856
908,693	National Grid Plc	10,146,599
204,444	Unilever Plc	11,221,390
		45,868,773

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
United States — 61.28%
73,060	Alphabet, Inc., Class A	$13,307,879
88,100	Amazon.com, Inc.*	17,025,325
5,000	AutoZone, Inc.*	14,820,500
54,500	Blackstone, Inc.	6,747,100
155,300	CRH Plc	11,644,394
196,650	Fortive Corp.	14,571,765
49,000	HCA Healthcare, Inc.	15,742,720
47,500	Home Depot, Inc. (The)	16,351,400
21,700	Intuit, Inc.	14,261,457
58,600	JPMorgan Chase & Co.	11,852,436
61,600	Micron Technology, Inc.	8,102,248
77,500	Microsoft Corp.	34,638,625
22,200	Netflix, Inc.*	14,982,336
225,100	NVIDIA Corp.	27,808,854
88,800	Procter & Gamble Co. (The)	14,644,896
42,600	Salesforce, Inc.	10,952,460
59,400	T-Mobile US, Inc.	10,465,092
40,800	UnitedHealth Group, Inc.	20,777,808
66,800	Valero Energy Corp.	10,471,568
63,500	Visa, Inc., Class A	16,666,845
		305,835,708
Zambia — 0.89%
337,223	First Quantum Minerals Ltd.	4,429,588

Total Common Stocks		492,619,701
(Cost $413,067,943)
Investment Company — 0.51%
2,544,921	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	2,544,921
Total Investment Company		2,544,921
(Cost $2,544,921)
Total Investments		$495,164,622
(Cost $415,612,864) — 99.22%
Other assets in excess of liabilities — 0.78%		3,909,913
NET ASSETS — 100.00%		$499,074,535

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	24.18%
Financials	13.00%
Consumer Discretionary	12.58%
Health Care	11.65%
Industrials	10.98%
Consumer Staples	8.63%
Communication Services	7.77%
Energy	3.96%
Materials	3.93%
Utilities	2.03%
Other*	1.29%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.